UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-08050
                                                    -----------------

                             Asia Tigers Fund, Inc.
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                          Simpson Thacher Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4711
                                                           -------------

                    Date of fiscal year end: October 31, 2004
                                            -----------------

                    Date of reporting period: April 30, 2004
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            The Asia Tigers Fund,Inc.




                                Semiannual Report
                                 April 30, 2004




















                            ADVANTAGE ADVISERS, INC.

THE ASIA TIGERS FUND, INC.

                                                                    June 3, 2004


DEAR FUND SHAREHOLDER,

We are pleased to provide you with the unaudited financial statements of The Asia Tigers Fund, Inc. (the "Fund") for the six months ended April 30, 2004.

The Fund's net asset value ("NAV") closed at $11.13 on April 30, 2004. Together with the $0.07 per share dividend paid out on January 9, 2004, this represents an increase of 5.4% for the six months ended April 30, 2004. The Fund's benchmark, MSCI AC Asia Free ex-Japan increased 5.5% during the same six-month period.*

After ending last year on a strong note, Asian equity markets have encountered a number of headwinds since the middle of the 1st quarter of 2004. We believe key concerns center on: 1) the impact of rising U.S. interest rates, 2) China's policy shift toward slowing down its economy, and 3) recent domestic election results throughout Asia that have sparked a rising political risk premium. In our opinion, although markets are likely to remain volatile short-term, investors should note that Asia is likely to remain one of the fastest growing regions in the world over the next 3-5 years. Moreover, in our view, with global growth picking up and valuations recently beaten down, the risk/reward profile for Asia has returned to historically attractive levels. You may recall that it was approximately one year ago that investors aggressively bailed out of Asia in the midst of the SARS crisis (i.e., April-May 2003), only to have the region stage a stunning rally over the subsequent 10 months.

On behalf of the Board of Directors, we thank you for your participation and continued support of the Fund. If you have any questions, please do not hesitate to call our toll-free number, 800-421-4777.

Sincerely,

/s/ Bryan McKigney

Bryan McKigney
Director, Chairman and President





* Please note that the benchmark is an unmanaged index. Investors cannot directly invest in the index. The index does not reflect transaction costs or manager fees.

THE ASIA TIGERS FUND, INC.


  ---------------------------------------------------------------------------

    FUNDAMENTAL PERIODIC REPURCHASE POLICY

    The  Fund   has  adopted  the  following  fundamental  policy  regarding periodic  repurchases:

      a) The Fund will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended from time to time ("Offers"). The Board of Directors may place such conditions and limitations on Offers as may be permitted under Rule 23c-3.

      b) 14 days prior to the last Friday of each of the Fund's fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the "Repurchase Request Deadline") by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.

      c) The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than the last Friday of each of the Fund's fiscal quarters, or the next business day if such day is not a business day.

      d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

    (For further details, see Note D to the Financial Statements.)

  ---------------------------------------------------------------------------

                                                      THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


COMMON STOCKS (99.13% of holdings)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
----------------------------------------------------------------------------------------------------------
                  CHINA                                      2.43%
                  COAL                                       1.30%
  1,188,000       Yanzhou Coal Mining Company Limited ............        $    442,233       $ 1,111,875
                                                                          ------------       -----------
                  ENERGY SOURCES                             1.13%
     28,099       China Petroleum and Chemical Corporation ADR                 688,463           968,853
                                                                          ------------       -----------
                  TOTAL CHINA ....................................           1,130,696         2,080,728
                                                                          ------------       -----------
                  HONG KONG                                 19.65%
                  APPAREL/SHOES MANUFACTURING                0.49%
    156,600       Yue Yuen Industrial Holdings Limited ...........             168,825           422,630
                                                                          ------------       -----------
                  AUTOMOBILES                                1.01%
  1,810,000       Denway Motors Limited ..........................             407,154           864,413
                                                                          ------------       -----------
                  BANKING                                    2.17%
     84,600       Dah Sing Financial Group .......................             444,094           607,400
     53,200       Hang Seng Bank Limited .........................             548,066           675,248
     39,700       HSBC Holdings PLC ..............................             452,431           580,246
                                                                          ------------       -----------
                                                                             1,444,591         1,862,894
                                                                          ------------       -----------
                  COMPUTERS                                  0.80%
  2,398,000       Digital China Holdings Limited .................             767,385           684,063
                                                                          ------------       -----------
                  CONSUMER GOODS & SERVICES                  0.73%
    402,000       Li & Fung Limited ..............................             355,668           626,208
                                                                          ------------       -----------
                  FINANCIAL SERVICES                         1.18%
    508,000       Hong Kong Exchanges & Clearing Limited .........             788,379         1,016,026
                                                                          ------------       -----------
                  MULTI - INDUSTRY                           2.65%
    337,600       Hutchison Whampoa Limited ......................           1,604,505         2,272,366
                                                                          ------------       -----------
                  OIL & GAS                                  0.62%
  1,230,000       Xinao Gas Holdings Limited+ ....................             610,211           532,225
                                                                          ------------       -----------

THE ASIA TIGERS FUND, INC.


                                                                  APRIL 30, 2004
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)


COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
----------------------------------------------------------------------------------------------------------
                  HONG KONG (CONTINUED)
                  REAL ESTATE                                5.96%
    202,700       Cheung Kong Holdings Limited ...................        $  1,613,963       $ 1,552,774
  1,112,090       China Vanke Company Limited ....................             604,555           832,663
    592,000       Hopewell Holdings Limited ......................             427,067         1,047,411
    195,300       Sun Hung Kai Properties Limited ................           1,340,341         1,677,620
                                                                          ------------       -----------
                                                                             3,985,926         5,110,468
                                                                          ------------       -----------
                  RETAIL FOOD CHAINS                         0.70%
    634,000       Cafe De Coral Holdings Limited .................             492,163           601,503
                                                                          ------------       -----------
                  RETAILING                                  1.33%
    277,000       Esprit Holdings Limited ........................             364,442         1,136,439
                                                                          ------------       -----------
                  TELECOMMUNICATIONS                         2.01%
    651,600       China Mobile (Hong Kong) Limited ...............           1,971,970         1,720,937
                                                                          ------------       -----------
                  TOTAL HONG KONG ................................          12,961,219        16,850,172
                                                                          ------------       -----------
                  INDIA                                      9.62%
                  BANKING                                    4.63%
    160,500       Corporation Bank ...............................             599,234         1,328,898
     54,888       Jammu and Kashmir Bank Limited .................             304,261           623,306
    139,680       State Bank of India ............................             568,229         2,018,403
                                                                          ------------       -----------
                                                                             1,471,724         3,970,607
                                                                          ------------       -----------
                  COMMERCIAL VEHICLES                        0.40%
     57,491       Ashok Leyland Limited ..........................             150,558           345,179
                                                                          ------------       -----------
                  ENERGY SOURCES                             1.71%
     59,900       Hindustan Petroleum Corporation Limited ........             139,933           620,215
     71,808       Reliance Industries Limited ....................             213,173           850,005
                                                                          ------------       -----------
                                                                               353,106         1,470,220
                                                                          ------------       -----------
                  MEDIA                                      0.32%
    181,000       Pritish Nandy Communications Limited ...........             273,152           275,550
                                                                          ------------       -----------
                  PHARMACEUTICALS                            0.67%
     23,889       Ranbaxy Laboratories Limited ...................             178,635           570,795
                                                                          ------------       -----------

                                                      THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)


COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
----------------------------------------------------------------------------------------------------------
                  INDIA (CONTINUED)
                  TECHNOLOGY                                 1.21%
      8,934       Infosys Technologies Limited ...................        $    759,864       $ 1,034,019
                                                                          ------------       -----------
                  UTILITIES - ELECTRIC & GAS                 0.68%
     44,000       Bharat Heavy Electricals Limited ...............             226,740           580,153
                                                                          ------------       -----------
                  TOTAL INDIA ....................................           3,413,779         8,246,523
                                                                          ------------       -----------
                  INDONESIA                                  1.48%
                  BANKING                                    0.77%
 16,218,000       PT Bank Pan Indonesia ..........................             431,934           664,824
                                                                          ------------       -----------
                  BEVERAGES & TOBACCO                        0.71%
  1,046,000       PT Hanjaya Mandala Sampoerna ...................             509,916           607,447
                                                                          ------------       -----------
                  TOTAL INDONESIA ................................             941,850         1,272,271
                                                                          ------------       -----------
                  KOREA                                     29.64%
                  APPLIANCE & HOUSEHOLD DURABLES            12.15%
     21,950       Samsung Electronics Company Limited ............           4,616,638        10,419,866
                                                                          ------------       -----------
                  AUTOMOBILES                                1.10%
     24,820       Hyundai Motor Company ..........................             660,005           946,602
                                                                          ------------       -----------
                  BANKING                                    3.95%
     66,231       Kookmin Bank+ ..................................           1,353,364         2,472,338
     52,430       Shinhan Financial Group Company Limited ........             555,042           913,788
                                                                          ------------       -----------
                                                                             1,908,406         3,386,126
                                                                          ------------       -----------
                  BEVERAGES & TOBACCO                        0.40%
     21,842       Kook Soon Dang Brewery Company Limited .........             304,183           338,794
                                                                          ------------       -----------
                  CHEMICALS                                  1.41%
     11,472       LG Chem Limited ................................             397,487           463,436
     37,110       LG Petrochemical Company Limited ...............             914,560           744,825
                                                                          ------------       -----------
                                                                             1,312,047         1,208,261
                                                                          ------------       -----------
                  COMPUTERS                                  1.01%
      6,767       Samsung SDI Company Limited ....................             443,779           865,087
                                                                          ------------       -----------

THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)


COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
----------------------------------------------------------------------------------------------------------
                  KOREA (CONTINUED)
                  CONSTRUCTION & HOUSING                     0.92%
     46,790       Kyeryong Construction Industrial Company
                    Limited ......................................         $   559,574       $   514,417
     16,200       LG Engineering & Construction Corporation ......             162,342           275,442
                                                                           -----------       -----------
                                                                               721,916           789,859
                                                                           -----------       -----------
                  ELECTRICAL & ELECTRONICS                   1.62%
     79,090       iRevo Incorporated+ ............................             765,122           856,047
     14,070       Samsung Electro-Mechanics Company Limited+ .....             458,862           530,016
                                                                           -----------       -----------
                                                                             1,223,984         1,386,063
                                                                           -----------       -----------
                  FOOD & HOUSEHOLD PRODUCTS                  0.80%
     11,620       CJ Corporation .................................             434,308           689,268
                                                                           -----------       -----------
                  GAMING/CASINO                              0.69%
     52,216       Kangwon Land Incorporated ......................             670,261           594,097
                                                                           -----------       -----------
                  INSURANCE                                  0.57%
     73,620       LG Insurance Company Limited ...................             359,701           491,909
                                                                           -----------       -----------
                  METALS - STEEL                             1.99%
      9,070       POSCO ..........................................           1,048,340         1,109,256
     19,450       POSCO ADR ......................................             553,225           598,087
                                                                           -----------       -----------
                                                                             1,601,565         1,707,343
                                                                           -----------       -----------
                  TELECOMMUNICATIONS                         2.39%
     12,040       SK Telecom Company Limited .....................           1,947,060         2,052,244
                                                                           -----------       -----------
                  TRANSPORTATION - AIR                       0.00%
          5       Korean Air Company Limited+ ....................                  48                68
                                                                           -----------       -----------
                  UTILITIES - ELECTRIC & GAS                 0.64%
     33,380       Korea Electric Power Corporation ...............             717,796           546,210
                                                                           -----------       -----------
                  TOTAL KOREA ....................................          16,921,697        25,421,797
                                                                           -----------       -----------
                  MALAYSIA                                   5.49%
                  AGRICULTURE                                0.75%
    269,400       IOI Corporation ................................             353,791           641,597
                                                                           -----------       -----------

                                                      THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)


COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
----------------------------------------------------------------------------------------------------------
                  MALAYSIA (CONTINUED)
                  BANKING                                    0.76%
    487,000       Hong Leong Bank ................................         $   707,875       $   653,605
                                                                           -----------       -----------
                  CONSTRUCTION & HOUSING                     0.43%
    246,600       Gamuda .........................................             401,845           363,411
                                                                           -----------       -----------
                  GAMING/CASINO                              1.16%
    378,700       Resorts World ..................................             848,797           996,579
                                                                           -----------       -----------
                  OIL EQUIPMENT & SERVICES                   0.80%
  4,480,800       Dialog Group ...................................             537,468           683,912
                                                                           -----------       -----------
                  SHIPPING & TRANSPORT                       0.77%
    199,500       Malaysia International Shipping Corporation ....             455,085           661,500
                                                                           -----------       -----------
                  TELECOMMUNICATIONS                         0.82%
    307,000       Maxis Communications ...........................             416,271           702,868
                                                                           -----------       -----------
                  TOTAL MALAYSIA .................................           3,721,132         4,703,472
                                                                           -----------       -----------
                  SINGAPORE                                 10.17%
                  BANKING                                    3.74%
    243,100       DBS Group Holdings Limited .....................           1,634,677         2,043,157
    144,456       United Overseas Bank Limited ...................             823,100         1,163,154
                                                                           -----------       -----------
                                                                             2,457,777         3,206,311
                                                                           -----------       -----------
                  ELECTRONIC COMPONENTS & INSTRUMENTS        0.79%
     60,600       Venture Corporation Limited ....................             432,052           680,278
                                                                           -----------       -----------
                  FOOD & HOUSEHOLD PRODUCTS                  1.60%
    784,000       People's Food Holdings Limited .................             361,078           608,234
    712,000       Want Want Holdings Limited .....................             587,012           761,840
                                                                           -----------       -----------
                                                                               948,090         1,370,074
                                                                           -----------       -----------
                  MACHINERY & ENGINEERING                    0.68%
    528,000       Singapore Technologies Engineering Limited .....             554,392           586,511
                                                                           -----------       -----------
                  REAL ESTATE                                0.48%
    434,500       Keppel Land Limited ............................             336,757           408,593
                                                                           -----------       -----------

THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)


COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
----------------------------------------------------------------------------------------------------------
                  SINGAPORE (CONTINUED)
                  TELECOMMUNICATIONS                         1.51%
    943,000       Singapore Telecommunications Limited ...........         $   986,597       $ 1,296,906
                                                                           -----------       -----------
                  TRANSPORTATION - AIR                       0.60%
     81,000       Singapore Airlines Limited .....................             514,277           514,150
                                                                           -----------       -----------
                  WATER TREATMENT                            0.77%
    782,500       Hyflux Limited .................................             474,825           662,259
                                                                           -----------       -----------
                  TOTAL SINGAPORE ................................           6,704,767         8,725,082
                                                                           -----------       -----------
                  TAIWAN                                    16.59%
                  BANKING                                    4.16%
  1,255,170       Chinatrust Financial Holding Company Limited ...             984,842         1,348,873
  1,876,569       SinoPac Holdings ...............................             735,451           977,262
  1,416,045       Taishin Financial Holdings Company Limited .....             562,056         1,240,425
                                                                           -----------       -----------
                                                                             2,282,349         3,566,560
                                                                           -----------       -----------
                  CHEMICALS                                  0.73%
    437,000       Formosa Plastic Corporation ....................             705,278           624,849
                                                                           -----------       -----------
                  DATA PROCESSING AND REPRODUCTION           0.92%
    700,787       Compal Electronics Incorporated ................             522,227           788,966
                                                                           -----------       -----------
                  ELECTRICAL & ELECTRONICS                   7.22%
    612,500       Delta Electronics Incorporated .................             750,076           754,101
    365,957       Hon Hai Precision Industry Company Limited .....           1,384,142         1,443,118
  2,309,798       Taiwan Semiconductor Manufacturing Company
                    Limited+ .....................................           5,217,587         3,997,995
                                                                           -----------       -----------
                                                                             7,351,805         6,195,214
                                                                           -----------       -----------
                  ELECTRONIC COMPONENTS & INSTRUMENTS        2.59%
    550,376       Advantech Company Limited ......................             762,714         1,159,733
  1,152,618       Elan Microelectronics Corporation ..............           1,134,111         1,061,713
                                                                           -----------       -----------
                                                                             1,896,825         2,221,446
                                                                           -----------       -----------
                  INTERNET                                   0.60%
    746,000       Gamania Digital Entertainment Company Limited ..             595,579           514,250
                                                                           -----------       -----------

                                                      THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)


COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
----------------------------------------------------------------------------------------------------------
                  TAIWAN (CONTINUED)
                  PHOTO-OPTICS                               0.35%
     27,000       Largan Precision Company Limited ...............         $   316,158       $   302,348
                                                                           -----------       -----------
                  TRANSPORTATION - AIR                       0.02%
     34,713       EVA Airways Corporation ........................              12,050            14,159
                                                                           -----------       -----------
                  TOTAL TAIWAN ...................................          13,682,271        14,227,792
                                                                           -----------       -----------
                  THAILAND                                   4.06%
                  BUILDING MATERIALS & COMPONENTS            0.87%
    138,720       Siam Cement PLC - Foreign ......................             349,623           748,901
                                                                           -----------       -----------
                  CHEMICALS                                  0.42%
    165,700       National Petrochemical PLC .....................             179,584           358,237
                                                                           -----------       -----------
                  FOOD & HOUSEHOLD PRODUCTS                  0.01%
    124,940       Charoen Pokphand Foods PLC .....................
                    Warrants - expiration date 07/21/05+ .........                   0             7,557
                                                                           -----------       -----------
                  MEDIA                                      1.03%
    557,000       BEC World PLC ..................................             278,130           256,156
    310,000       BEC World PLC - Foreign ........................             143,784           142,564
  1,026,894       United Broadcasting Corporation PLC+ ...........             367,545           485,086
                                                                           -----------       -----------
                                                                               789,459           883,806
                                                                           -----------       -----------
                  REAL ESTATE                                1.17%
  2,541,000       Lalin Property PLC .............................             451,037           473,143
  1,923,000       Land and Houses PLC - Foreign ..................             417,956           533,499
                                                                           -----------       -----------
                                                                               868,993         1,006,642
                                                                           -----------       -----------
                  TELECOMMUNICATIONS                         0.56%
    217,500       Advanced Info Service PLC - Foreign ............             198,070           478,380
                                                                           -----------       -----------
                  TOTAL THAILAND .................................           2,385,729         3,483,523
                                                                           -----------       -----------


                  TOTAL COMMON STOCKS ............................         $61,863,140       $85,011,360
                                                                           -----------       -----------

THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)


PREFERRED STOCK (0.59% of holdings)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
----------------------------------------------------------------------------------------------------------
                  THAILAND                                   0.59%
                  BANKING                                    0.59%
    444,205       Siam Commercial Bank PLC - 5.25% Preferred .....         $   151,802       $   507,932
                                                                           -----------       -----------
                  TOTAL THAILAND .................................             151,802           507,932
                                                                           -----------       -----------


                  TOTAL PREFERRED STOCK ..........................         $   151,802       $   507,932
                                                                           -----------       -----------

                                                      THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
SCHEDULE OF INVESTMENTS (CONCLUDED)                                  (UNAUDITED)


BONDS (0.28% of holdings)

      PAR                                                 PERCENT OF
     (000)        SECURITY                                 HOLDINGS           COST              VALUE
----------------------------------------------------------------------------------------------------------
                  KOREA                                      0.28%
                  METALS - STEEL                             0.28%
        150       ISC Cayman Limited, 0.00%, 07/03/07 ............         $   257,594       $   237,687
                                                                           -----------       -----------
                  TOTAL KOREA ....................................             257,594           237,687
                                                                           -----------       -----------


                  TOTAL BONDS ....................................         $   257,594       $   237,687
                                                                           -----------       -----------


                  TOTAL INVESTMENTS++ .......................100.0%        $62,272,536       $85,756,979
                                                                           -----------       -----------


FOOTNOTES AND ABBREVIATIONS
              ADR -- American Depository Receipts
              +   Non-Income producing security.
              ++  Aggregate cost for Federal Income Tax purposes is $62,792,315.
                  Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
                     Excess of value over tax cost           $25,609,002
                     Excess of tax cost  over  value          (2,644,338)
                                                             -----------
                                                             $22,964,664
                                                             ===========


See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.


                                                                                           APRIL 30, 2004
STATEMENT OF ASSETS AND LIABILITIES                                                           (UNAUDITED)
ASSETS
Investments, at value (Cost $62,272,536) ..............................................      $ 85,756,979
Cash (including $601,501 of foreign currency holdings
   with a cost of $604,376) ...........................................................         1,460,529
Receivables:
   Securities sold ....................................................................           573,128
   Dividends ..........................................................................           155,858
Prepaid expenses ......................................................................            31,046
                                                                                             ------------
                  TOTAL ASSETS ........................................................        87,977,540
                                                                                             ------------
LIABILITIES
Payable for securities purchased ......................................................           547,063
Due to Investment Manager .............................................................            80,818
Due to Administrator ..................................................................            16,165
Accrued expenses ......................................................................           209,653
Deferred foreign withholding taxes payable ............................................           662,249
                                                                                             ------------
                  TOTAL LIABILITIES ...................................................         1,515,948
                                                                                             ------------
                  NET ASSETS ..........................................................      $ 86,461,592
                                                                                             ============

                  NET ASSET VALUE PER SHARE
                  ($86,461,592/7,771,126 SHARES ISSUED AND OUTSTANDING) ...............      $      11.13
                                                                                             ============
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 20,514,984 shares issued
   (100,000,000 shares authorized) ....................................................      $     20,515
Paid-in capital .......................................................................       277,336,210
Cost of 12,743,858 shares repurchased .................................................      (110,099,286)
Accumulated net investment loss .......................................................           (42,124)
Accumulated net realized loss on investments ..........................................      (103,571,864)
Net unrealized appreciation in value of investments and on translation of other assets and liabilities denominated in foreign currencies
   (net of deferred foreign withholding taxes of $662,249) ............................        22,818,141
                                                                                             ------------
                                                                                             $ 86,461,592
                                                                                             ============


See accompanying notes to financial statements.

                                                      THE ASIA TIGERS FUND, INC.


                                                                                            FOR THE SIX
STATEMENT OF OPERATIONS                                                                    MONTHS ENDED
                                                                                         APRIL 30, 2004
                                                                                            (UNAUDITED)
INVESTMENT INCOME
Dividends (Net of taxes withheld of $180,893) ...........................................    $  957,322
                                                                                             ----------
                  TOTAL INVESTMENT INCOME ...............................................       957,322
                                                                                             ----------
EXPENSES
Management fees ...........................................    $    476,830
Legal fees ................................................         121,502
Administration fees .......................................          95,366
Custodian fees ............................................          68,595
Audit and tax fees ........................................          68,134
Transfer agent fees .......................................          51,831
Interest expense ..........................................          39,198
Printing ..................................................          19,891
Insurance .................................................          15,884
NYSE fees .................................................          15,679
Directors' fees ...........................................          15,617
ICI fees ..................................................           1,910
Miscellaneous .............................................           8,923
                                                               ------------
                  TOTAL EXPENSES ........................................................       999,360
                                                                                             ----------
                  NET INVESTMENT LOSS ...................................................       (42,038)
                                                                                             ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
FOREIGN CURRENCY HOLDINGS AND TRANSLATION OF OTHER ASSETS
AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES:
Net realized gain from:
   Security transactions (net of capital gains tax of $231,378) .........................     5,062,226
   Foreign currency related transactions ................................................        17,815
                                                                                             ----------
                                                                                              5,080,041
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies
   (net of change in deferred foreign withholding taxes of $312,931) ....................       480,523
                                                                                             ----------
Netrealized and unrealized gain on investments,  foreign  currency  holdings and translation of other assets and liabilities denominated in foreign
   currencies ...........................................................................     5,560,564
                                                                                             ----------
Net increase in net assets resulting from operations ....................................    $5,518,526
                                                                                             ==========


See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.



STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX
                                                                           MONTHS ENDED      FOR THE YEAR
                                                                          APRIL 30, 2004        ENDED
                                                                            (UNAUDITED)    OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ...........................................   $   (42,038)      $    554,117
Net realized gain (loss) on investments and foreign currency
   related transactions ................................................     5,080,041         (3,467,344)
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and
   liabilities denominated in foreign currencies .......................       480,523         31,162,463
                                                                           -----------       ------------
Net increase in net assets resulting from operations ...................     5,518,526         28,249,236
                                                                           -----------       ------------
DISTRIBUTION TO SHAREHOLDERS
Net investment income ($0.07 per share) ................................      (602,747)                --
                                                                           -----------       ------------
Decrease in net assets resulting from distributions ....................      (602,747)                --
                                                                           -----------       ------------
CAPITAL SHARE TRANSACTIONS
Shares repurchased under Tender Offer (including expenses of $8,108) ...            --             (8,108)
Shares repurchased under Repurchase Offer (839,540 shares and
   4,513,348 shares, respectively) (net of repurchase fees of $200,530 and $755,383, respectively) (including expenses of $107,886 and
   $303,720, respectively) .............................................    (9,933,831)       (37,199,391)
                                                                           -----------       ------------
Net decrease in net assets resulting from capital share transactions ...    (9,933,831)       (37,207,499)
                                                                           -----------       ------------
Total decrease in net assets ...........................................    (5,018,052)        (8,958,263)

NET ASSETS
Beginning of period ....................................................    91,479,644        100,437,907
                                                                           -----------       ------------
End of period (Including undistributed net investment income of
   $554,117 at October 31, 2003) .......................................   $86,461,592       $ 91,479,644
                                                                           ===========       ============

See accompanying notes to financial statements.

                                                      THE ASIA TIGERS FUND, INC.


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         FOR THE SIX    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                         MONTHS ENDED      ENDED          ENDED          ENDED          ENDED          ENDED
                                        APRIL 30, 2004  OCTOBER 31,    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                         (UNAUDITED)       2003           2002            2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...    $10.62         $ 7.65          $6.89           $9.55         $11.02         $ 7.55
                                            ------         ------          -----           -----         ------         ------
Net investment income (loss) ...........     (0.01)          0.05 3         0.01 3          0.03           0.32           0.04
Net realized and unrealized gains
   (losses) on investments, foreign
   currency holdings, and translation
   of other assets and liabilities
   denominated in foreign
   currencies ..........................      0.56 2         2.87 2         0.60 2         (2.42) 2       (1.86) 2        3.44 2
                                            ------         ------          -----           -----         ------         ------
Net increase (decrease) from
   investment operations ...............      0.55           2.92           0.61           (2.39)         (1.54)          3.48
                                            ------         ------          -----           -----         ------         ------
Less Distributions:
Dividends from net investment
   income ..............................     (0.07)            --             --           (0.29)         (0.07)         (0.01)
                                            ------         ------          -----           -----         ------         ------
Total dividends and distributions ......     (0.07)            --             --           (0.29)         (0.07)         (0.01)
                                            ------         ------          -----           -----         ------         ------
Capital share transactions
   Anti-dilutive effect of Tender Offer         --             --           0.14              --             --             --
   Anti-dilutive effect of Repurchase Offer   0.03           0.05           0.01              --             --             --
   Anti-dilutive effect of
     Share Repurchase Program ..........        --             --             -- 4          0.02           0.14             --
                                            ------         ------          -----           -----         ------         ------
Total capital share transactions .......      0.03           0.05           0.15            0.02           0.14             --
                                            ------         ------          -----           -----         ------         ------
Net asset value, end of period .........    $11.13         $10.62          $7.65           $6.89         $ 9.55         $11.02
                                            ======         ======          =====           =====         ======         ======
Per share market value, end of period ..    $ 9.77         $10.30          $6.77           $5.79         $ 7.13         $ 8.63
TOTAL INVESTMENT RETURN BASED
   ON MARKET VALUE 1 ...................     (4.57)%        52.14%         16.93%         (15.62)%       (16.82)%        41.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s) ....   $86,462        $91,480       $100,438        $134,112       $188,204       $226,077
Ratios of expenses to average net assets      2.10% 5        1.95%          1.78%           1.58%          1.69%          1.70%
Ratios of net investment income
   (loss) to average net assets ........     (0.09)% 5       0.60%          0.06%           0.31%          2.50%          0.43%
Portfolio turnover .....................     10.94%         33.10%         41.32%          28.98%         31.42%         92.44%

See page 16 for footnotes.

THE ASIA TIGERS FUND, INC.



  FINANCIAL HIGHLIGHTS (CONCLUDED)


  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


  1 Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.
  2 Net of deferred foreign withholding taxes of $0.04, $0.03, less than $0.01, $0.06, $0.03 and $0.06 per share for the six months ended April 30, 2004 and for the years ended October 31, 2003, October 31, 2002, October 31, 2001, October 31, 2000 and October 31, 1999, respectively.
  3  Based on average shares outstanding throughout the period.
  4  Less than $0.01 per share.
  5  Annualized.








  See accompanying notes to financial statements.

                                                      THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)


NOTE A: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Asia Tigers Fund, Inc. (the "Fund") was incorporated in Maryland on September 23, 1993 and commenced operations on November 29, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SIGNIFICANT ACCOUNTING POLICIES ARE AS FOLLOWS:

PORTFOLIO VALUATION. Investments are stated at value in the accompanying financial statements. In valuing the Fund's assets, all securities for which market quotations are readily available are generally valued:

     (i) at the last sale price prior to the time of determination if there was a sale on the date of determination,
     (ii) at the mean between the last current bid and asked prices if there was no sales price on such date and bid and asked quotations are available, and
     (iii)at the bid price if there was no sales price on such date and only bid quotations are available.

Securities for which sales prices and bid and asked quotations are not available on the date of determination may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. All other securities and assets are carried at fair value as determined in good faith by, or under the direction of, the Board of Directors.

The net asset value per share of the Fund is calculated weekly and at the end of each month.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date or when known. The collectibility of income receivable from foreign securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

TAX STATUS. No provision is made for U.S. Federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes.

THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)


Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles ("GAAP").

At October 31, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Book and Tax Ordinary Income ........................................                        $     602,661
                                                                                             -------------
Tax basis capital loss carryover ....................................   $(107,994,290)
Plus/Less: Cumulative Timing Differences - Wash Sales ...............        (657,615)
                                                                        -------------
Book Basis Accumulated capital loss .................................                         (108,651,905)
                                                                                             -------------
Book unrealized foreign exchange loss ...............................                                 (229)
                                                                                             -------------
Book unrealized appreciation on foreign currencies ..................                                6,816
                                                                                             -------------
Tax basis unrealized appreciation ...................................      22,022,734
Plus/Less: Cumulative Timing Differences - Wash Sales ...............         657,615
                                                                        -------------
Book Basis unrealized appreciation ..................................                           22,680,349
Deferred foreign withholding tax ....................................                             (349,318)
                                                                                             -------------
Net assets (excluding paid in capital) ..............................                        $ (85,711,626)
                                                                                             =============

The differences between book and tax basis unrealized  appreciation is primarily attributable to wash sales and deferred foreign withholding tax.

Net Asset Value ..........................................................................   $  91,479,644
Paid in Capital ..........................................................................    (177,191,270)
                                                                                             -------------
Net assets (excluding paid in capital) ...................................................   $ (85,711,626)
                                                                                             =============

At October 31, 2003, the Fund had a net capital loss carryover of $107,994,290, which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. Of the aggregate capital losses, $1,846,888 will expire in the year 2004, $90,932,813 will expire in the year 2006, $8,437,899 will expire in the year 2009, $3,353,570 will expire in 2010 and $3,423,120 will expire in 2011. To the extent that capital gains are so offset, such gains will not be distributed. During the year ended October 31, 2003, $7,999,610 of capital loss carryovers from the 1995 tax year expired.

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests and records the capital gains tax when it is paid to the applicable

                                                      THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)


governmental authority. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. For dividend and income withholding taxes, the Fund accrues such taxes when the related income is earned.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) value of investment securities, assets and liabilities at the current rates of exchange on the valuation date; and
     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not generally isolate the effect of fluctuations in foreign currency rates from the effect of fluctuations in the market prices of equity securities. The Fund reports certain realized gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such gains and losses are included in or are a reduction of ordinary income for Federal income tax purposes.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange. Foreign security and currency transactions involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of political or economic instability, the fact that foreign securities markets may be smaller and less developed, and the fact that securities, tax and corporate laws may have only recently developed or are in developing stages, and laws may not exist to cover all contingencies or to protect investors adequately.

DISTRIBUTION OF INCOME AND GAINS. The Fund intends to distribute annually to shareholders substantially all of its net investment income, including foreign currency gains, and to distribute annually any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). An additional distribution may be made to the extent necessary to avoid payment of a 4% federal excise tax.

Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)


Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

During the year ended October 31, 2003, the Fund reclassified $48,540 from accumulated net realized loss on investments to undistributed net investment income as a result of permanent book and tax differences primarily relating to net realized foreign currency losses and a refund of capital gains tax and reclassed $7,999,610 from accumulated net realized loss to paid in capital as a result of the expiration of capital loss carryovers. Net investment income and net assets were not affected by the reclassification.

NOTE B: MANAGEMENT, INVESTMENT ADVISORY, AND ADMINISTRATIVE SERVICES

Advantage Advisers, Inc. ("Advantage"), a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"), serves as the Fund's Investment Manager under the terms of a management agreement dated June 5, 2003 (the "Management Agreement"). Prior to September 2003, Oppenheimer was called Fahnestock & Co. Inc. Pursuant to the Management Agreement, the Investment Manager manages the Fund's investment portfolio. For its services, the Investment Manager receives monthly fees at an annual rate of 1.00% of the Fund's average weekly net assets. For the six months ended April 30, 2004, these fees amounted to $476,830.

Oppenheimer, a registered investment advisor and an indirect wholly-owned subsidiary of Oppenheimer Holdings Inc., serves as the Fund's administrator (the "Administrator") pursuant to an administration agreement dated June 5, 2003. Prior to September 2003, Oppenheimer Holdings Inc. was called Fahnestock Viner Holdings Inc. The Administrator provides certain administrative services to the Fund. For its services, the Administrator receives a monthly fee at an annual rate of 0.20% of the value of the Fund's average weekly net assets. For the six months ended April 30, 2004, these fees amounted to $95,366. Prior to June 5, 2003, the Fund's administrator was CIBC World Markets Corp.

On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock & Co. Inc. ("Fahnestock") and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management businesses of CIBC WM, including Advantage. The acquisition of the U.S. brokerage business closed on January 3, 2003. As required under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's then existing Management Agreement provided for its automatic termination in the event of "assignment" as defined in the 1940 Act. Consummation of the acquisition by Fahnestock and

                                                      THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)


FVH of the asset management business of CIBC WM constituted an assignment of the Fund's then existing Management Agreement. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003. In connection with the June 4, 2003 acquisition, a new investment management agreement dated June 5, 2003 was executed, having been previously approved by the Board of Directors of the Fund, including a majority of the independent Directors at a special meeting held on January 17, 2003 and by the stockholders of the Fund at the Fund's February 28, 2003 annual meeting of stockholders, as required by the 1940 Act.

In September 2003, Fahnestock & Co. Inc. changed its name to Oppenheimer & Co. Inc. and Fahnestock Viner Holdings Inc. changed its name to Oppenheimer Holdings Inc.

The Fund pays each of its directors who is not a director, officer or employee of the Investment Manager, the Administrator or any affiliate thereof an annual fee of $5,000 plus up to $700 for each Board of Directors meeting attended. In addition, the Fund reimburses the independent directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings.

NOTE C: PORTFOLIO ACTIVITY

Purchases and sales of securities other than short-term obligations aggregated $10,117,570 and $20,888,886, respectively, for the six months ended April 30, 2004.

THE ASIA TIGERS FUND, INC.



                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)


NOTE D: QUARTERLY REPURCHASE OFFERS

In January 2002, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the 1940 Act. Stockholders of the Fund subsequently approved the policy at the Special Meeting of Stockholders held on April 26, 2002. As an interval fund, the Fund will make quarterly repurchase offers at net asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each quarterly offer, and will be between 5% and 25% of the Fund's then outstanding shares.

During the six months ended April 30, 2004, the results of the two quarterly repurchase offers were as follows:


                                      ---------------------------------------
                                           REPURCHASE         REPURCHASE
                                            OFFER #5           OFFER #6
-----------------------------------------------------------------------------
 Commencement Date                      December 26, 2003   March 26, 2004
-----------------------------------------------------------------------------
 Expiration Date                        January 16, 2004    April 16, 2004
-----------------------------------------------------------------------------
 Repurchase Offer Date                  January 23, 2004    April 23, 2004
-----------------------------------------------------------------------------
 % of Issued and Outstanding Shares
 of Common Stock                        5%                  5%
-----------------------------------------------------------------------------
 Repurchase Fee                         2%                  2%
-----------------------------------------------------------------------------
 Shares Validly Tendered                1,459,130.6002      2,609,905.2003
-----------------------------------------------------------------------------
 Final Pro-ration Odd Lot Shares        10,744.1907         47,448.4154
-----------------------------------------------------------------------------
 Final Pro-ration Non-Odd Lot Shares    419,789.0000        361,558.2056
-----------------------------------------------------------------------------
 % of Non-Odd Lot Shares Accepted       28.96825%           13.93511%
-----------------------------------------------------------------------------
 Shares Accepted for Tender             430,533             409,007
-----------------------------------------------------------------------------
 Net Asset Value as of Repurchase
 Offer Date ($)                         11.86               12.03
-----------------------------------------------------------------------------
 Repurchase Fee per Share ($)           0.2372              0.2406
-----------------------------------------------------------------------------
 Repurchase Offer Price ($)             11.6228             11.7894
-----------------------------------------------------------------------------
 Repurchase Fee ($)                     102,123             98,407
-----------------------------------------------------------------------------
 Expenses ($)                           93,233              14,653
-----------------------------------------------------------------------------
 Total Cost ($)                         5,097,231           4,836,600
-----------------------------------------------------------------------------

                                                      THE ASIA TIGERS FUND, INC.



                                                               APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                         (UNAUDITED)


During the year ended October 31, 2003, the results of the four quarterly repurchase offers were as follows:



                                      --------------------------------------------------------------------------------
                                           REPURCHASE           REPURCHASE        REPURCHASE         REPURCHASE
                                            OFFER #1             OFFER #2          OFFER #3           OFFER #4
----------------------------------------------------------------------------------------------------------------------
 Commencement Date                      December 20, 2002     March 14, 2003    June 20, 2003     September 26, 2003
----------------------------------------------------------------------------------------------------------------------
 Expiration Date                        January 17, 2003      April 11, 2003    July 11, 2003     October 17, 2003
----------------------------------------------------------------------------------------------------------------------
 Repurchase Offer Date                  January 31, 2003      April 25, 2003    July 25, 2003     October 24, 2003
----------------------------------------------------------------------------------------------------------------------
 % of Issued and Outstanding Shares
 of Common Stock                        10%                   10%               10%               10%
----------------------------------------------------------------------------------------------------------------------
 Repurchase Fee                         2%                    2%                2%                2%
----------------------------------------------------------------------------------------------------------------------
 Shares Validly Tendered                8,616,672.8056        7,549,181.0853    6,050,576.6490    4,434,410.9331
----------------------------------------------------------------------------------------------------------------------
 Final Pro-ration Odd Lot Shares        82,446.8942           70,758.5097       46,426.3280       73,149.0000
----------------------------------------------------------------------------------------------------------------------
 Final Pro-ration Non-Odd
 Lot Shares                             1,229,954.5408        7,478,423.0000    6,070,023.3210    4,360,552.9331
----------------------------------------------------------------------------------------------------------------------
 % of Non-Odd Lot Shares Accepted       14.41204%             14.8481%          16.7482%          20.26329%
----------------------------------------------------------------------------------------------------------------------
 Shares Accepted for Tender             1,312,402             1,181,161         1,063,045         956,740
----------------------------------------------------------------------------------------------------------------------
 Net Asset Value as of Repurchase
 Offer Date ($)                         7.65                  6.90              9.01              10.33
----------------------------------------------------------------------------------------------------------------------
 Repurchase Fee per Share ($)           0.153                 0.14              0.1802            0.2066
----------------------------------------------------------------------------------------------------------------------
 Repurchase Offer Price ($)             7.497                 6.76              8.8298            10.1234
----------------------------------------------------------------------------------------------------------------------
 Repurchase Fee ($)                     200,797               165,363           191,561           197,662
----------------------------------------------------------------------------------------------------------------------
 Expenses ($)                           75,843                140,062           51,438            36,377
----------------------------------------------------------------------------------------------------------------------
 Total Cost ($)                         9,914,921             8,124,713         9,437,913         9,721,844
----------------------------------------------------------------------------------------------------------------------

NOTE E: OTHER

At April 30, 2004, substantially all of the Fund's assets were invested in Asian securities. The Asian securities markets are substantially smaller, less developed, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisitions and dispositions of Asian securities involve special risks and considerations not present with respect to U.S. securities.

THE ASIA TIGERS FUND, INC.



RESULTS OF ANNUAL MEETING OF STOCKHOLDERS


ANNUAL MEETING

The Fund held its Annual Meeting of Stockholders on February 27, 2004. At the meeting, stockholders elected the nominees proposed for election to the Fund's Board of Directors. The following table provides information concerning the matters voted on at the meeting.

I.  ELECTION OF DIRECTORS

                                                                NON-VOTING
         NOMINEE                VOTES FOR    VOTES WITHHELD       SHARES       TOTAL VOTING SHARES
         -------                ---------    --------------     ----------     -------------------
         Lawrence K. Becker     5,111,151          19,579         3,049,402          8,180,132
         Bryan McKigney         5,106,737          23,993         3,049,402          8,180,132

At April 30, 2004, in addition to Lawrence K. Becker and Bryan McKigney, the other directors of the Fund were as follows:

         Leslie H. Gelb
         Luis F. Rubio
         Jeswald W. Salacuse

                                                      THE ASIA TIGERS FUND, INC.



DIVIDENDS AND DISTRIBUTIONS


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long- and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by PNC Bank, National Association, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders' names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full

THE ASIA TIGERS FUND, INC.

dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

                                                      THE ASIA TIGERS FUND, INC.



DIVIDENDS AND DISTRIBUTIONS (CONCLUDED)


Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days' written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43027, Westborough, Massachusetts, 43027.

                                PRIVACY POLICY OF
                            ADVANTAGE ADVISERS, INC.
                           THE ASIA TIGERS FUND, INC.
                              THE INDIA FUND, INC.

--------------------------------------------------------------------------------

YOUR PRIVACY IS PROTECTED

An important part of our commitment to you is our respect for your right to privacy. Protecting all the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. While the range of products and services we offer continues to expand, and the technology we use continues to change, our commitment to maintaining standards and procedures with respect to security remains constant.

COLLECTION OF INFORMATION

The primary reason that we collect and maintain information is to more effectively administer our customer relationship with you. It allows us to identify, improve and develop products and services that we believe could be of benefit. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

Various sources are used to collect information about you, including (i) information you provide to us at the time you establish a relationship, (ii) information provided in applications, forms or instruction letters completed by you, (iii) information about your transactions with us or our affiliated companies, and/or (iv) information we receive through an outside source, such as a bank or credit bureau. In order to maintain the integrity of client information, we have procedures in place to update such information, as well as to delete it when appropriate. We encourage you to communicate such changes whenever necessary.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic, personal information (such as your name, address or tax identification number) about our clients or former clients to anyone, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide products or services to you.

The law permits us to share client information with companies that are affiliated with us which provide financial, credit, insurance, trust, legal, accounting and administrative services to us or our clients. This allows us to enhance our relationship with you by providing a broader range of products to better meet your needs and to protect the assets you may hold with us by preserving the safety and soundness of our firm.

                                PRIVACY POLICY OF
                            ADVANTAGE ADVISERS, INC.
                           THE ASIA TIGERS FUND, INC.
                              THE INDIA FUND, INC.

--------------------------------------------------------------------------------

Finally, we are also permitted to disclose nonpublic, personal information to unaffiliated outside parties who assist us with processing, marketing or servicing a financial product, transaction or service requested by you, administering benefits or claims relating to such a transaction, product or service, and/or providing confirmations, statements, valuations or other records or information produced on our behalf.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your subscription. Information about you may also be released if you so direct, or if we or an affiliate are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding this Privacy Policy. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change that would require your consent.





May 2003

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

THE ASIA TIGERS FUND, INC.

INVESTMENT MANAGER:
Advantage Advisers, Inc., a subsidiary of Oppenheimer Asset Management Inc.

ADMINISTRATOR:
Oppenheimer & Co. Inc.

SUB-ADMINISTRATOR:
PFPC Inc.

TRANSFER AGENT:
PFPC Inc.

CUSTODIAN:
State Street Corporation


The Fund has adopted the Investment
Manager's proxy voting policies and
procedures to govern the voting of
proxies relating to its voting securities.
You may obtain a copy of these proxy
voting procedures, without charge, by
calling (800) 421-4777 and by visiting the Securities and Exchange Commission's website at www.sec.gov.


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                   REPURCHASES


----------------------------------------------------------------------------------------------------------
PERIOD                        TOTAL NUMBER OF     AVERAGE PRICE    TOTAL NUMBER OF     MAXIMUM NUMBER OF
                              SHARES PURCHASED    PAID PER SHARE   SHARES PURCHASED    SHARES THAT MAY
                                                                   AS PART OF          YET BE PURCHASED
                                                                   PUBLICLY            UNDER THE PLAN OR
                                                                   ANNOUNCED PLAN OR   PROGRAM
                                                                   PROGRAM


----------------------------------------------------------------------------------------------------------
11/1/03 to 11/30/03           None                None             None                None

----------------------------------------------------------------------------------------------------------
12/1/03 to 12/31/03           None                None             None                None

----------------------------------------------------------------------------------------------------------
1/1/04 to 1/31/04             430,533.1907        $11.6228         430,533.1907 (1)    None

----------------------------------------------------------------------------------------------------------
2/1/04 to 2/28/04             None                None             None                None

----------------------------------------------------------------------------------------------------------
3/1/04 to 3/31/04             None                None             None                None

----------------------------------------------------------------------------------------------------------
4/1/04 to 4/30/04             409,006.621         $11.7894         409,006.621(2)      None

----------------------------------------------------------------------------------------------------------

--------------

(1) These shares were purchased in connection with the Fund's regular, quarterly repurchase offer announced on December 29, 2003 that expired on January 16, 2004. In connection with this repurchase offer, the Fund offered to repurchase up to 430,533.281 shares of its common stock, an amount equal to 5% of its outstanding shares of common stock, for cash at a price approximately equal to the Fund's net asset value as of January 23, 2004.


(2) These shares were purchased in connection with the Fund's regular, quarterly repurchase offer announced on March 26, 2004 that expired on April 16, 2004. In connection with this repurchase offer, the Fund offered to repurchase up to 409,006.621 shares of its common stock, an amount equal to 5% of its outstanding shares of common stock, for cash at a price approximately equal to net asset value as of April 23, 2004.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2) Certifications  pursuant  to  Rule 30a-2(a)  under  the  1940 Act  and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.


   (b)    Certifications  pursuant  to  Rule 30a-2(a)  under  the  1940 Act  and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Asia Tigers Fund, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -----------------------------------------------------
                           Bryan McKigney, Director, President and Chairman (principal executive officer)

Date   June 22, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -----------------------------------------------------
                           Bryan McKigney, Director, President and Chairman (principal executive officer)

Date   June 22, 2004
    --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         -----------------------------------------------------
                          Alan Kaye, Treasurer
                          (principal financial officer)

Date   June 22, 2004
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.